Sep. 24, 2021
FS CHIRON SMID OPPORTUNITIES FUND

This Supplement provides new and additional information beyond that contained in the Prospectuses, and should be read in conjunction with the Prospectuses.

Effective immediately, the Prospectuses are hereby amended and supplemented as follows:

1.	The third sentence of the first paragraph of the “Principal Investment Strategies” section of the SMid Opportunities Fund Summary Prospectus, and each corresponding section of the Prospectus, is hereby deleted and replaced with the following:

Small to middle market capitalization, or SMID, companies are companies with market capitalizations within the range of the MSCI ACWI SMID Index at the time of purchase.